Schedule of Investments (unaudited)
December 31, 2022
BlackRock 60/40 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 61.4%
BlackRock Equity Dividend Fund, Class K	1,446,843	$ 26,433,820
iShares Core S&P 500 ETF	384,793	147,841,319
iShares Core S&P Small-Cap ETF(b)	199,533	18,883,803
iShares Core S&P Total U.S. Stock Market ETF	1,750,612	148,451,898
iShares ESG Aware MSCI U.S.A. ETF	1,390,148	117,815,043
iShares GSCI Commodity Dynamic Roll Strategy ETF	405,900	11,442,321
iShares MSCI EAFE Growth ETF	732,658	61,367,434
iShares MSCI EAFE Value ETF	1,910,618	87,659,154
iShares MSCI Emerging Markets Min Vol Factor ETF	1,032,495	54,773,860
iShares MSCI U.S.A. Min Vol Factor ETF	328,455	23,681,605
iShares MSCI U.S.A. Momentum Factor ETF	171,952	25,092,955
iShares U.S. Infrastructure ETF	353,418	12,814,937
iShares U.S. Technology ETF(b)	397,766	29,629,589
		765,887,738
Fixed-Income Funds — 38.2%
BlackRock Strategic Income Opportunities Portfolio, Class K	7,706,202	70,974,123
BlackRock U.S. Mortgage Portfolio	2,111,155	18,535,943
iShares 10-20 Year Treasury Bond ETF(b)	428,914	46,399,916
iShares Convertible Bond ETF	188,463	13,092,525
iShares Core Total USD Bond Market ETF	2,331,140	104,738,120
iShares Fallen Angels USD Bond ETF	540,378	13,298,703
Master Total Return Portfolio	$ 209,120,146	209,120,146
		476,159,476
Total Long-Term Investments — 99.6% (Cost: $1,195,101,088)		1,242,047,214
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.03%(a)(c)	4,496,492	$ 4,496,492
SL Liquidity Series, LLC, Money Market Series, 4.49%(a)(c)(d)	4,797,864	4,797,384
Total Short-Term Securities — 0.7% (Cost: $9,293,610)		9,293,876
Total Investments — 100.3% (Cost: $1,204,394,698)		1,251,341,090
Liabilities in Excess of Other Assets — (0.3)%		(4,288,749)
Net Assets — 100.0%		$ 1,247,052,341
(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Equity Dividend Fund, Class K	$ 24,520,041	$ 1,737,074	$ (1,454,260)	$ (217,031)	$ 1,847,996	$ 26,433,820	1,446,843	$ 243,103	$ 1,030,016
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,908,909	2,587,583(a)	—	—	—	4,496,492	4,496,492	18,958	—
BlackRock Strategic Income Opportunities Portfolio, Class K	37,270,836	34,960,077	(1,266,103)	(55,839)	65,152	70,974,123	7,706,202	676,178	650,016
BlackRock U.S. Mortgage Portfolio	—	18,034,554	—	—	501,389	18,535,943	2,111,155	150,501	6,790

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock 60/40 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares 10-20 Year Treasury Bond ETF	$ 46,062,426	$ 1,513,076	$ (843,905)	$ (247,799)	$ (83,882)	$ 46,399,916	428,914	$ 520,536	$ —
iShares Convertible Bond ETF	12,849,574	350,270	(209,930)	(8,575)	111,186	13,092,525	188,463	119,277	—
iShares Core S&P 500 ETF	—	143,845,087	(2,516,344)	(68,210)	6,580,786	147,841,319	384,793	663,977	—
iShares Core S&P Small-Cap ETF	22,776,731	450,653	(5,997,876)	(516,959)	2,171,254	18,883,803	199,533	82,355	—
iShares Core S&P Total U.S. Stock Market ETF	273,943,793	3,961,150	(141,387,667)	(23,829,557)	35,764,179	148,451,898	1,750,612	710,518	—
iShares Core Total USD Bond Market ETF	102,548,559	2,987,748	(1,797,482)	(251,030)	1,250,325	104,738,120	2,331,140	1,009,131	—
iShares ESG Aware MSCI U.S.A. ETF	162,153,076	2,867,266	(55,664,016)	(6,243,075)	14,701,792	117,815,043	1,390,148	487,833	—
iShares Fallen Angels USD Bond ETF	30,407,349	609,882	(18,052,708)	(4,297,011)	4,631,191	13,298,703	540,378	320,384	—
iShares GSCI Commodity Dynamic Roll Strategy ETF	11,729,091	2,399,927	(211,131)	(66,966)	(2,408,600)	11,442,321	405,900	2,776,373	—
iShares MSCI EAFE Growth ETF	59,080,021	1,215,440	(7,254,972)	(859,042)	9,185,987	61,367,434	732,658	132,140	—
iShares MSCI EAFE Value ETF	63,355,958	12,121,777	(1,368,246)	(118,530)	13,668,195	87,659,154	1,910,618	1,016,685	—
iShares MSCI Emerging Markets Min Vol Factor ETF	46,667,310	6,660,710	(947,110)	(78,578)	2,471,528	54,773,860	1,032,495	773,554	—

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock 60/40 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares MSCI U.S.A. Min Vol Factor ETF	$ 21,564,860	$ 578,735	$ (420,640)	$ (27,154)	$ 1,985,804	$ 23,681,605	328,455	$ 114,222	$ —
iShares MSCI U.S.A. Momentum Factor ETF	—	24,164,083	(420,850)	(4,623)	1,354,345	25,092,955	171,952	144,701	—
iShares TIPS Bond ETF(b)	36,350,053	115,121	(36,496,619)	(4,932,015)	4,963,460	—	—	—	—
iShares U.S. Infrastructure ETF	11,301,925	314,035	(209,652)	(6,682)	1,415,311	12,814,937	353,418	80,890	—
iShares U.S. Technology ETF	—	30,167,666	(519,976)	(19,223)	1,122	29,629,589	397,766	58,842	—
Master Total Return Portfolio	204,316,835	10,963,727(a)(c)	—	(4,713,525)	(1,446,891)	209,120,146	$209,120,146	2,191,812	—
SL Liquidity Series, LLC, Money Market Series	—	4,802,439(a)	—	(5,321)	266	4,797,384	4,797,864	6,436(d)	—
				$ (46,566,745)	$ 98,731,895	$ 1,251,341,090		$ 12,298,406	$ 1,686,822
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock 60/40 Target Allocation Fund
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 1,032,927,068	$ —	$ —	$ 1,032,927,068
Short-Term Securities
Money Market Funds	4,496,492	—	—	4,496,492
	$ 1,037,423,560	$ —	$ —	1,037,423,560
Investments valued at NAV(a)				213,917,530
				$ 1,251,341,090
(a)	Certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
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